OTHER OPERATING EXPENSES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OTHER OPERATING EXPENSES [abstract]
Passenger security inspection expenses	¥ 173,257	¥ 222,705	¥ 200,355
Carriage cleaning expenses	107,118	139,130	118,091
Train station housekeeping expenses	90,919	98,467	91,304
Staff accommodation expenses	82,634	86,445	89,069
Other safety maintenance expenses	75,726	89,831	99,433
Bunk cleaning expenses	68,125	97,899	65,536
Spring Festival related transportation expenses	42,514	67,082	55,981
Passenger transportation facility maintenance	22,434	42,572	53,363
Professional expenses	21,675	37,351	20,564
Administrative expenses and others	50,700	392,188	407,017
Total other operating expense	¥ 735,102	¥ 1,273,670	¥ 1,200,713